Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 27, 2025	Oct. 17, 2025	May 05, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	May 01, 2025
Class of Stock [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001
Proceeds from issuance of stock		$ 1
Cash				$ 1		$ 1
CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Sale of stock (in shares)			580,000
Sale of stock (in dollars per share)			$ 10.00					$ 12.00
Proceeds received from initial public offering						240,000,000	$ 0
Proceeds received from private placement						5,800,000	0
Offering costs paid			$ 5,300,000
Underwriter fee			4,900,000
Other costs			400,000
Redeemed percentage				100.00%
Percentage of shares subject to forfeiture	30.00%
Gross proceeds exceeding amount	$ 100,000,000
Cash				$ 25,000		25,000	0
Working capital deficit				2,916,000		1,472,000	174,000
Funds available to pay taxes				8,753,000		6,617,000	0
Interest income on investments held in the Trust Account				2,251,571	$ 0	6,479,330	0
Note payable – related party				604,841		397,381	79,900
Proceeds from Loans				160,000		160,000
CANTOR EQUITY PARTNERS II, INC. | Sponsor Loan
Class of Stock [Line Items]
Note payable – related party				605,000		397,000	$ 0
Loan value				$ 1,750,000		$ 1,750,000		$ 1,750,000
IPO | CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Underwriter fee			$ 100,000
Private placement
Class of Stock [Line Items]
Sale of stock (in shares)	22,500,000
Sale of stock (in dollars per share)	$ 10.00
Public Shares | CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Temporary equity, price per share (in dollars per share)	10.15			$ 10.51		$ 10.43
Redeemed price per share (in dollars per share)	0.15			$ 0.15		0.15
Maximum redemption shares percentage				15.00%
Class A | CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001		0.0001
Temporary equity, price per share (in dollars per share)				10.51		10.43	$ 0
Class A | Pubco
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Conversion of stock (in shares)	1
Class A | IPO | CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Sale of stock (in shares)			24,000,000
Common stock, par value (in dollars per share)			$ 0.0001
Sale of stock (in dollars per share)			$ 10.00
Proceeds received from initial public offering			$ 240,000,000
Class A | Private placement | CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Sale of stock (in shares)			580,000
Sale of stock (in dollars per share)			$ 10.00
Proceeds received from private placement			$ 5,800,000
Class A | PIPE Subscription Agreements | CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Sale of stock (in shares)	22,500,000
Sale of stock (in dollars per share)	$ 10.00
Proceeds from issuance of stock	$ 225,000,000
Class B | CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Conversion of stock (in shares)	1